Consolidated income statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Continuing operations
Sales	£ 3,428	£ 3,397	£ 3,869
Cost of goods sold	(1,747)	(1,767)	(1,858)
Gross profit	1,681	1,630	2,011
Operating expenses	(1,562)	(1,402)	(1,806)
Other net gains and losses	63	178	16
Share of results of joint ventures and associates	1	5	54
Operating profit	183	411	275
Finance costs	(68)	(107)	(84)
Finance income	42	50	41
Profit before tax	157	354	232
Income tax	3	(44)	34
Profit for the year	160	310	266
Attributable to:
Equity holders of the company	159	310	264
Non-controlling interest	£ 1	£ 0	£ 2
Earnings per share attributable to equity holders of the company during the year (expressed in pence per share)
- basic	£ 0.211	£ 0.410	£ 0.340
- diluted	£ 0.209	£ 0.410	£ 0.340